SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Dec. 31, 2022
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

SCHEDULE II

INTERNATIONAL BUSINESS MACHINES CORPORATION AND SUBSIDIARY COMPANIES

VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

For the Years Ended December 31:

(Dollars in Millions)

	Balance at			Foreign		Balance at
	Beginning of	Additions/		Currency		End of
Description	Period	(Deductions)	Write-offs	and Other		Period
Allowance For Credit Losses
2022
–Current	$418	$59	$(55)	$45	*	$467
–Noncurrent	$25	$6	$0	$(2)		$28
2021
–Current	$503	$(35)	$(46)	$(4)		$418
–Noncurrent	$47	$(21)	$0	$(2)		$25
2020
–Current	$471	$91	$(78)	$19		$503
–Noncurrent	$56	$4	$0	$(13)		$47
Allowance For Inventory Losses
2022	$633	$162	$(148)	$(15)		$631
2021	$514	$240	$(118)	$(3)		$633
2020	$490	$135	$(125)	$15		$514
Revenue Based Provisions
2022	$435	$620	$(629)	$(2)		$424
2021	$372	$627	$(574)	$10		$435
2020	$383	$689	$(712)	$13		$372

* Includes reserves related to discontinued operations.

Additions/(Deductions) to the allowances represent changes in estimates of unrecoverable amounts in receivables and inventory and are recorded to expense and cost accounts, respectively. Amounts are written-off when they are deemed unrecoverable by the company. Additions/(Deductions) to Revenue Based Provisions represent changes in estimated reductions to revenue, primarily as a result of revenue-related programs, including customer and business partner rebates. Write-offs for Revenue Based Provisions represent reductions in the provision due to amounts remitted to customers and business partners.